Provisions (Details) € in Thousands, $ in Millions					3 Months Ended	12 Months Ended
	Nov. 26, 2021 EUR (€)	Nov. 06, 2021 EUR (€)	Jun. 09, 2021 EUR (€)	Aug. 17, 2018 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 06, 2021 EUR (€)	Dec. 06, 2021 USD ($)	Aug. 09, 2021 EUR (€)	Jun. 30, 2021 EUR (€)	Jan. 28, 2021 EUR (€)	Oct. 30, 2020 EUR (€)	Oct. 30, 2020 USD ($)
Long term provisions
Beginning balance						€ 2,377	€ 574	€ 358
Additions							1,804	216
Reclassified						(2,377)
Closing balance					€ 0	0	2,377	574	€ 358
Short term provisions
Beginning balance						130	1,264	1,140
Additions						51	90	123
Reversals							(1,224)
Closing balance					180	180	130	1,264	1,140
Total Provisions
Other provisions at beginning of period						2,507	1,837	1,498
Additions						51	1,894	339
Unused provision reversed, other provisions							(1,224)
Unused provision reclassified, other povisions						(2,377)
Other provisions at end of period					180	180	2,507	1,837	1,498
Additional provisions						51	1,894	339
Reimbursement denied by French tax authority										€ 200
Amount of offsetting against VAT credit receivables			€ 1,300
Amount of expenses reversed						1,500
Crdit Agricole bank
Total Provisions
Amount of Release of Term Account Pledge												€ 1,000
Provision for tax adjustment risk in respect of payroll taxes for the years ended December 31, 2016, 2017 and 2018
Short term provisions
Beginning balance							1,264	1,140
Additions								123
Closing balance								1,264	1,140
Total Provisions
Payroll taxes payable								1,700
CIR 2013-2015
Long term provisions
Beginning balance						1,497	358	358
Additions							1,139
Reclassified						(1,497)
Closing balance					1,497	1,497	1,497	358	358
Total Provisions
Payroll taxes payable				€ 1,900	1,600	1,600
Proposed tax adjustment				1,900
French Research Tax Credit (CIR), amounts receivable														€ 300
Amount of expenses reversed					1,500	1,500
Provision for research tax credit							1,500
French Research Tax Credit, Receivable Amount														€ 300
Amount of claim partially accepted by French tax authorities	€ 300
CIR 2017
Long term provisions
Beginning balance						880	216
Additions							665	216
Reclassified						(880)
Closing balance					880	880	880	€ 216
Total Provisions
Additions							700
Additional provisions							700
Percentage of French Research Tax Credit (CIR) received								81.00%
French Research Tax Credit (CIR), payments received								€ 3,600
French Research Tax Credit (CIR), amounts receivable								4,500
Maximum tax adjustment risk							900
French Research Tax Credit, Receivable Amount								4,500
Provision related to tax audit for the years ended 2013, 2014 and 2015
Total Provisions
Maximum indemnification amount (the "Abbott Guarantee")					2,000	2,000							€ 2,000
Indemnification amount received			1,800
Accrued expenses recognized									€ 2,000
Impact on income (loss) statement							100
Proposed tax adjustment				€ 1,900
Total amount paid to French tax authorities			1,300
Amount of offsetting against VAT credit receivables			€ 500
Net amount paid by bank transfer							1,600
Provision related to tax audit for the years ended 2013, 2014 and 2015 | Other Current Liabilities
Total Provisions
Payroll taxes payable							1,200
Provision for tax audit for the years ended December 31, 2016 and December 31, 2017
Total Provisions
Payroll taxes payable															€ 1,200
Guarantee as condition to suspend AMR | $																$ 1.0
Amount of claim rejected by Authorities	€ 1,200
Provision for tax audit for the years ended December 31, 2016 - 2018
Short term provisions
Beginning balance						130	1,264
Additions						51	90
Reversals							(1,224)
Closing balance					180	180	130	€ 1,264
Total Provisions
Payroll taxes payable							€ 1,300
2017 CIR relating to subcontracting operations
Total Provisions
Maximum expenses to be claimed		€ 200
Amount of abandoned expenses claimed | $											$ 0.7
Amount of expenses reversed		€ 700			900	200
Amount of expenses reversed					200	200
Amount of receivable					€ 200	€ 200